Shareholder Report, Average Annual Return (Details)		12 Months Ended	46 Months Ended		60 Months Ended	89 Months Ended		91 Months Ended	105 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024 [6]	Aug. 31, 2024 [3]	Aug. 31, 2024
Intermediate Bond Fund of America® - Class 529-F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-F-1
Average Annual Return, Percent	[1]	7.20%			1.45%					1.63%
Intermediate Bond Fund of America® - Class 529-T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	4.54%			0.98%	1.48%	[2]
Intermediate Bond Fund of America® - Class 529-E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-E
Average Annual Return, Percent	[1]	6.91%			1.08%					1.23%
Intermediate Bond Fund of America® - Class 529-C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	5.23%			0.50%					1.05%
Intermediate Bond Fund of America® - Class 529-A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	4.38%			0.76%					1.16%
Intermediate Bond Fund of America® - Class R-5E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-5E
Average Annual Return, Percent	[1]	7.37%			1.52%				1.78%
Intermediate Bond Fund of America® - Class R-4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-4
Average Annual Return, Percent	[1]	7.16%			1.31%					1.48%
Intermediate Bond Fund of America® Class R-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-3
Average Annual Return, Percent	[1]	6.85%			1.02%					1.17%
Intermediate Bond Fund of America® Class R-2E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-2E
Average Annual Return, Percent	[1]	6.61%			0.85%					1.08%
Intermediate Bond Fund of America® Class R-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Intermediate Bond Fund of America — Class R-2
Average Annual Return, Percent	[1]	6.32%			0.57%					0.73%
Intermediate Bond Fund of America® Class R-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-1
Average Annual Return, Percent	[1]	6.31%			0.56%					0.72%
Intermediate Bond Fund of America® Class 529-F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-F-3
Average Annual Return, Percent	[1]	7.47%	0.26%	[4]
Intermediate Bond Fund of America® - Class 529-F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-F-2
Average Annual Return, Percent	[1]	7.42%	0.23%	[5]
Intermediate Bond Fund of America® - Class F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class F-3
Average Annual Return, Percent	[1]	7.45%			1.66%			2.00%
Intermediate Bond Fund of America® - Class F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class F-2
Average Annual Return, Percent	[1]	7.41%			1.56%					1.72%
Intermediate Bond Fund of America® - Class F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class F-1
Average Annual Return, Percent	[1]	7.08%			1.25%					1.43%
Intermediate Bond Fund of America® - Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class T (with sales charge)
Average Annual Return, Percent	[1]	4.60%			1.04%	1.54%	[7]
Intermediate Bond Fund of America® - Class R-6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-6
Average Annual Return, Percent	[1]	7.53%			1.67%					1.84%
Intermediate Bond Fund of America® - Class R-5 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-5
Average Annual Return, Percent	[1]	7.47%			1.61%					1.78%
Intermediate Bond Fund of America® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	5.26%			0.55%					0.86%
Intermediate Bond Fund of America® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	4.38%			0.76%					1.20%
Without Sales Load [Member] | Intermediate Bond Fund of America® - Class 529-T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	7.26%			1.49%	1.82%	[2]
Without Sales Load [Member] | Intermediate Bond Fund of America® - Class 529-C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	6.23%			0.50%					1.05%
Without Sales Load [Member] | Intermediate Bond Fund of America® - Class 529-A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	7.10%			1.27%					1.42%
Without Sales Load [Member] | Intermediate Bond Fund of America® - Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class T (without sales charge)
Average Annual Return, Percent	[1]	7.32%			1.56%	1.89%	[7]
Without Sales Load [Member] | Intermediate Bond Fund of America® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class C (without sales charge)
Average Annual Return, Percent	[1]	6.26%			0.55%					0.86%
Without Sales Load [Member] | Intermediate Bond Fund of America® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class A (without sales charge)
Average Annual Return, Percent	[1]	7.09%			1.27%					1.46%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[8]	7.30%	(1.55%)	[4],[5]	(0.04%)	1.50%	[2],[7]	1.58%	1.66%	1.64%
Bloomberg U S Government Or Credit 1 To 7 Year Ex BBB Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index
Average Annual Return, Percent	[8]	6.60%	(0.02%)	[4],[5]	0.99%	1.63%	[2],[7]	1.66%	1.60%	1.57%
Bloomberg 75 Percent Government Credit 1 To 7 Years 25 Percent Securitized Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index
Average Annual Return, Percent	[8]	7.11%	(0.17%)	[4],[5]	0.87%	1.13%	[7]	1.68%	1.63%	1.66%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index† [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index
Average Annual Return, Percent	[8]	7.11%			0.87%	1.66%	[2]

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class 529-T shares were first offered on April 7, 2017.
[3]	Class R-5E shares were first offered on November 20, 2015.
[4]	Class 529-F-3 shares were first offered on October 30, 2020.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class F-3 shares were first offered on January 27, 2017.
[7]	Class T shares were first offered on April 7, 2017.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.